Quarterly Information	12 Months Ended
Dec. 31, 2011
Quarterly Information (Unaudited)
Quarterly Information (Unaudited)

19. Quarterly Information (Unaudited)

The following information has been derived from unaudited consolidated financial statements that, in the opinion of management, include all recurring adjustments necessary for a fair statement of such information (in thousands, except per share amounts):

Quarter Ended	March 31,	June 30,	September 30,	December 31,	Total
Fiscal year 2011
Revenue	$18,097	$36,353	$64,319	$40,378	$159,147
Gross loss	(15,477)	(17,531)	(19,573)	(37,467)	(90,048)
Net loss	(53,673)	(55,390)	(63,717)	(84,977)	(257,757)
Net loss attributable to A123 Systems, Inc. common stockholders	(53,646)	(55,390)	(63,717)	(84,977)	(257,730)
Net loss per share attributable to A123 Systems, Inc. common stockholders—basic and diluted	$(0.51)	$(0.44)	$(0.51)	$(0.65)	$(2.12)
Fiscal year 2010
Revenue	$24,468	$22,608	$26,218	$24,018	$97,312
Gross loss	(2,041)	(2,949)	(3,075)	(9,374)	(17,439)
Net loss	(29,102)	(34,287)	(43,735)	(45,813)	(152,937)
Net loss attributable to A123 Systems, Inc. common stockholders	(29,025)	(34,218)	(43,656)	(45,661)	(152,560)
Net loss per share attributable to A123 Systems, Inc. common stockholders—basic and diluted	$(0.28)	$(0.33)	$(0.42)	$(0.43)	$(1.46)
Fiscal year 2009
Revenue	$23,220	$19,702	$23,597	$24,530	$91,049
Gross profit (loss)	1,806	(2,575)	(1,875)	(48)	(2,692)
Net loss	(18,884)	(22,340)	(22,891)	(22,474)	(86,589)
Net loss attributable to A123 Systems, Inc. common stockholders	(18,748)	(21,930)	(22,815)	(22,331)	(85,824)
Net loss per share attributable to A123 Systems, Inc. common stockholders—basic and diluted	$(2.02)	$(2.36)	$(1.78)	$(0.20)	$(2.55)